Deferred income tax	12 Months Ended
Dec. 31, 2024
Deferred income tax
Deferred income tax

16.Deferred income tax

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income taxes relate to the same fiscal authority and are classified on a net basis within either deferred tax assets or deferred tax liabilities. These net country amounts are aggregated according to their asset or liability position and presented as then aggregated in the consolidated statement of financial position.

The Group recognizes deferred tax assets to the extent that it is probable that sufficient future taxable income will arise against which these deductible temporary differences can be utilized. As of December 31, 2024, a net deferred tax asset of $66.8 million (2023: $57.9 million) has been recognized with respect to the Brazil tower business, which includes tax losses and other deductible temporary differences. The Group has performed an assessment of recovery of deferred tax assets for this entity using forecasted future taxable income and considers that it is probable that sufficient future taxable income will arise against which these losses and deductible temporary differences can be utilized.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date, and reflects uncertainty related to income taxes, if any.

						Unutilized
	Property,					capital
	plant and	Intangible		Lease	Right-of-use	allowances	Finance costs
	equipment	assets	Provisions	liability	assets	and tax losses	and other	Total
	$'000	$'000	$'000	$'000	$'000	$'000	$'000	$'000
Net deferred income tax
At January 1, 2022	(166,020)	(166,157)	69,428	144,972	(138,846)	92,847	5,721	(158,055)
Additions through business combinations	(61,184)	(76,680)	—	—	—	—	—	(137,864)
Tax income	49,634	59,702	3,859	2,737	8,752	27,429	31,742	183,855
Foreign exchange and other movements	4,831	5,516	(1,638)	5,965	(5,713)	(1,560)	(486)	6,915
At December 31, 2022	(172,739)	(177,619)	71,649	153,674	(135,807)	118,716	36,977	(105,149)

At January 1, 2023	(172,739)	(177,619)	71,649	153,674	(135,807)	118,716	36,977	(105,149)
Tax income/(charge)	24,045	(9,239)	(8,943)	17,322	(12,090)	(9,737)	5,544	6,902
Foreign exchange and other movements	36,443	42,111	(12,482)	(36,434)	32,198	(26,550)	(10,359)	24,927
At December 31, 2023	(112,251)	(144,747)	50,224	134,562	(115,699)	82,429	32,162	(73,320)

At January 1, 2024	(112,251)	(144,747)	50,224	134,562	(115,699)	82,429	32,162	(73,320)
Tax income/(charge)	(9,267)	8,519	(1,496)	2,728	(1,818)	41,928	909	41,503
Foreign exchange and other movements	42,743	12,686	(9,899)	32,161	(33,480)	(23,624)	(15,875)	4,712
At December 31, 2024	(78,775)	(123,542)	38,829	169,451	(150,997)	100,733	17,196	(27,105)

Classified as:
At December 31, 2023
Deferred Income tax assets	(4,807)	23,386	3,490	84,886	(73,400)	30,668	(437)	63,786
Deferred Income tax liabilities	(107,444)	(168,133)	46,734	49,676	(42,299)	51,761	32,599	(137,106)
	(112,251)	(144,747)	50,224	134,562	(115,699)	82,429	32,162	(73,320)
At December 31, 2024
Deferred Income tax assets	(57,208)	253	21,156	99,029	(87,763)	74,289	23,589	73,345
Deferred Income tax liabilities	(21,567)	(123,795)	17,673	70,422	(63,234)	26,444	(6,393)	(100,450)
	(78,775)	(123,542)	38,829	169,451	(150,997)	100,733	17,196	(27,105)

The Group’s significant recognized deferred tax assets at December 31, 2024, primarily comprised $70.9 million (2023: $46.1 million) in relation to tax losses arising in the Brazil tower and fiber business, $25.2 million (2023: $25.0 million) in relation to unutilized capital allowances of the Group’s Nigerian subsidiaries and $28.4 million (2023: $14.1 million) in relation to finance costs of the Group’s Nigerian subsidiaries. Tax deductions for finance costs, which comprise interest paid and realized exchange losses, are restricted under Nigerian tax legislation and are carried forward for future relief.

In the case of the Brazilian and Nigerian deferred tax assets described above, the Group has performed an assessment of their recovery using forecasted future taxable income and has recognized deferred tax assets to the extent it is considered probable that sufficient future taxable income will arise against which these losses and deductible temporary differences can be utilized.

The Other category within Finance costs and other includes withholding tax on undistributed profits and on unrealized derivative instruments income.

The Group has $2.2 billion (2023: $2.4 billion, 2022: $1.8 billion) in deductible temporary differences for which no deferred tax is recognized. These amounts primarily relate to finance costs incurred by the Group’s Nigerian subsidiaries. No deferred tax is recognized for these costs, which are subject to restrictions on their deductibility, because, in the case of interest, it is not considered probable that sufficient forecast future taxable income will arise to utilize these deductions, or in the case of exchange losses, which are deductible when realized, because it is not considered probable that there will be sufficient forecast taxable income to utilize those losses which are realized in the future. The amounts are due to expire as follows:

●	within one year: $3.6 million (2023: $91.1 million, 2022: $222.3 million);
●	between one and two years: $53.9 million (2023: $138.9 million, 2022: $180.0 million);
●	between two and three years: $27.5 million (2023: $63.6 million, 2022: $274.3 million); and
●	between three and four years: $3.8 million (2023: $39.4 million, 2022: $99.4 million).

As of December 31, 2024, there were $nil (2023: $6.5 million, 2022: $122.2 million) of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognized.